Share-based Compensation Expenses (Summary of Restricted Shares Activity) (Details) - Restricted shares [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Summary of restricted shares activity
Outstanding balance at the beginning of the period (in shares) | shares	179,382
Grant (in shares) | shares	100,914
Exercise (in shares) | shares	(52,488)
Forfeited (in shares) | shares
Outstanding balance at the end of the period (in shares) | shares	227,808
Vested and expected to vest at end of the period | shares	227,808
Weighted-Average Grant-Date Fair value
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 3.36
Grant (in dollars per share) | $ / shares	4.82
Exercise (in dollars per share) | $ / shares	$ 3.36
Forfeited (in dollars per share) | $ / shares
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 4.00
Vested and expected to vest at end of the period (in dollars per share) | $ / shares	$ 4.00